Goodwill and other intangible assets (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units
Goodwill

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Total
Balance at beginning of period	$2,528	$1,729	$579	$1,986	$2,870	$118	$112	$148	$1,067	$11,137
Acquisitions	27	–	–	–	71	–	–	–	–	98
Dispositions	–	–	–	(20)	–	–	–	–	–	(20)
Currency translations	–	(2)	–	19	2	2	–	–	–	21
Balance at end of period	$2,555	$1,727	$579	$1,985	$2,943	$120	$112	$148	$1,067	$11,236

	For the year ended October 31, 2018

(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Total
Balance at beginning of period	$2,527	$1,694	$576	$2,006	$2,745	$120	$112	$148	$1,049	$10,977
Acquisitions	1	–	–	–	80	–	–	–	–	81
Dispositions	–	–	–	–	(8)	–	–	–	–	(8)
Currency translations	–	35	3	(20)	53	(2)	–	–	18	87
Balance at end of period	$2,528	$1,729	$579	$1,986	$2,870	$118	$112	$148	$1,067	$11,137

Summary of Terminal Growth Rates and Pre-tax Discount Rates Used in Discounted Cash Flow Models
The terminal growth rates and
pre-tax
discount rates used in our discounted cash flow models are summarized below.

	As at
	August 1, 2019		August 1, 2018

	Discount rate (1)	Terminal growth rate	Discount rate (1), (2)	Terminal growth rate
Group of cash generating units
Canadian Banking	10.2%	3.0%	10.0%	3.0%
Caribbean Banking	11.9	4.2	11.8	4.3
Canadian Wealth Management	11.2	3.0	11.2	3.0
Global Asset Management	11.1	3.0	11.0	3.0
U.S. Wealth Management (including City National)	11.2	3.0	11.0	3.0
International Wealth Management	10.8	3.0	10.1	3.0
Insurance	11.0	3.0	11.0	3.0
Investor & Treasury Services	10.9	3.0	11.2	3.0
Capital Markets	11.8	3.0	12.4	3.0

(1)	Pre-tax discount rates are determined implicitly based on post-tax discount rates.
(2)	Discount rates have been revised from those previously presented.

Summary of Carrying Amount of Other Intangible Assets

Other intangible assets

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,984	$1,582	$1,750	$1,768	$1,146	$12,230
Additions	42	49	–	–	1,184	1,275
Acquisitions through business combinations	–	16	–	6	–	22
Transfers	1,009	42	–	–	(1,051)	–
Dispositions	–	(1)	–	–	–	(1)
Impairment losses	(94)	(6)	–	–	(42)	(142)
Currency translations	–	1	1	7	(2)	7
Other changes	–	1	(184)	(8)	5	(186)
Balance at end of period	$6,941	$1,684	$1,567	$1,773	$1,240	$13,205
Accumulated amortization
Balance at beginning of period	$(4,501)	$(1,226)	$(654)	$(1,162)	$–	$(7,543)
Amortization charge for the year	(793)	(121)	(159)	(124)	–	(1,197)
Dispositions	–	–	–	–	–	–
Impairment losses	30	2	–	–	–	32
Currency translations	(1)	(1)	1	(6)	–	(7)
Other changes	9	(11)	185	1	–	184
Balance at end of period	$(5,256)	$(1,357)	$(627)	$(1,291)	$–	$(8,531)
Net balance at end of period	$1,685	$327	$940	$482	$1,240	$4,674

	For the year ended October 31, 2018

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,143	$1,432	$1,715	$1,753	$892	$10,935
Additions	40	79	–	–	1,111	1,230
Acquisitions through business combinations	–	–	–	16	–	16
Transfers	798	51	–	–	(849)	–
Dispositions	(1)	(1)	–	–	(2)	(4)
Impairment losses	(1)	–	–	–	(7)	(8)
Currency translations	16	11	35	(1)	4	65
Other changes	(11)	10	–	–	(3)	(4)
Balance at end of period	$5,984	$1,582	$1,750	$1,768	$1,146	$12,230
Accumulated amortization
Balance at beginning of period	$(3,825)	$(1,094)	$(487)	$(1,022)	$–	$(6,428)
Amortization charge for the year	(669)	(112)	(153)	(143)	–	(1,077)
Dispositions	1	1	–	–	–	2
Impairment losses	–	–	–	–	–	–
Currency translations	(11)	(7)	(14)	3	–	(29)
Other changes	3	(14)	–	–	–	(11)
Balance at end of period	$(4,501)	$(1,226)	$(654)	$(1,162)	$–	$(7,543)
Net balance at end of period	$1,483	$356	$1,096	$606	$1,146	$4,687